Fair value measurements and the fair value option - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	$ 2,700	$ 9,300
Level 1 [Member] | Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	2,744
Equity investment in VericiDx		9,295
Convertible notes	0
Level 2 [Member] | Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	0
Equity investment in VericiDx		0
Convertible notes	0
Level 3 [Member] | Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	0
Equity investment in VericiDx		$ 0
Convertible notes	$ 12,342